UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment { }; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Mar Vista Investment Partners, LLC
Address: 11150 Santa Monica Blvd., Suite 320, Los Angeles, CA 90025

Form 13F File Number: 28-13243

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Lance Simpson
Title:  CCO - Chief Compliance Officer
Phone:  (952) 230-6155

Signature, Place, and Date of Signing:

/s/ Lance Simpson                Minnetonka, MN                08/16/2010

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:                              1
Form 13F Information Table Entry Total:                        60
Form 13F Information Table Value Total:              $726,809,511


Confidential information has been omitted from this report and has been filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.         Form 13F File Number        Name
1           28-02510                    Roxbury Capital Management, LLC

                                                      FORM 13F INFORMATION TABLE

NAME OF                       TITLE           CUSIP      VALUE       SHRS OR    SH/   PUT/  INVESTMENT OTHER      VOTING AUTHORITY
ISSUER                        OF CLASS                               PRN AMT    PRN   CALL  DISCRETION MANAGERS SOLE     SHARED NONE
----------------------------  --------------  ---------  ----------  ---------  ---   ----  ---------- -------- -------- ------ ----
AMERICAN TOWER CORP CL A      CL A             29912201  31,010,538     663327  SH          SOLE                 663327
AUTODESK INC                  COM              52769106   4,017,528    139,643  SH          SOLE                 139643
C R BARD INC                  COM              67383109   2,327,469     28,841  SH          SOLE                  28841
BAXTER INTERNATIONAL INC      COM              71813109   6,999,167     155089  SH          SOLE                 155089
BERKSHIRE HATHAWAY INC DEL    CL B NEW         84670702  25,081,212     311684  SH          SOLE                 311684
BOSTON SCIENTIFIC             COM             101137107  10,134,653  1,747,354  SH          SOLE                1747354
CHEVRONTEXACO CORP            COM             166764100  17,723,539     225118  SH          SOLE                 225118
COLGATE PALMOLIVE             COM             194162103  14,949,554     195419  SH          SOLE                 195419
CONSOLIDATED TOMOKA LD CO     COM             210226106   1,574,281     54,853  SH          SOLE                  54853
ECOLAB INC                    COM             278865100   4,830,068     98,232  SH          SOLE                  98232
GENERAL DYNAMICS              COM             369550108  16,569,470     259791  SH          SOLE                 259791
HEWLETT PACKARD               COM             428236103  10,664,788     230341  SH          SOLE                 230341
HOME DEPOT INC                COM             437076102      91,518      3,191  SH          SOLE                   3191
INTEL CORP                    COM             458140100  16,958,606     821240  SH          SOLE                 821240
JACOBS ENGINEERING GROUP      COM             469814107  12,426,592    338,507  SH          SOLE                 338507
JOHNSON & JOHNSON             COM             478160104  20,668,152     344699  SH          SOLE                 344699
LEGG MASON INC                COM             524901105  15,057,893    514,448  SH          SOLE                 514448
LOWE'S COS                    COM             548661107  20,066,877     989491  SH          SOLE                 989491
MEDTRONIC INC                 COM             585055106  13,672,777     361618  SH          SOLE                 361618
MICROSOFT CORP                COM             594918104  25,099,350     982362  SH          SOLE                 982362
MICROCHIP TECHNOLOGY          COM             595017104   3,280,008    107,506  SH          SOLE                 107506
OMNICOM GROUP                 COM             681919106  15,620,812    407,004  SH          SOLE                 407004
PAYCHEX INC                   COM             704326107  10,691,825    418,303  SH          SOLE                 418303
PEOPLE'S UNITED FINL INC      COM             712704105   3,473,979    256,003  SH          SOLE                 256003
PETSMART INC                  COM             716768106   3,320,939    106,577  SH          SOLE                 106577
PROCTER & GAMBLE              COM             742718109  13,793,857     229821  SH          SOLE                 229821
QUALCOMM                      COM             747525103  19,607,532     507310  SH          SOLE                 507310
S E I INVESTMENTS CO          COM             784117103  10,081,120    504,056  SH          SOLE                 504056
ST JOE CO                     COM             790148100   2,092,496     78,312  SH          SOLE                  78312
ST JUDE MEDICAL CENTER INC    COM             790849103   3,483,499     90,457  SH          SOLE                  90457
STERICYCLE INC                COM             858912108  26,475,634    412,008  SH          SOLE                 412008
SYSCO CORP                    COM             871829107  26,799,177    875,504  SH          SOLE                 875504
THERMO FISHER SCIENTIFIC I    COM             883556102  22,608,458    493,958  SH          SOLE                 493958
TOLL BROS INC                 COM             889478103   1,959,103    113,637  SH          SOLE                 113637
TRACTOR SUPPLY CO             COM             892356106   1,870,106     26,564  SH          SOLE                  26564
TRANSDIGM GROUP INC           COM             893641100   3,083,512     55,419  SH          SOLE                  55419
UNILEVER N V - NY SHARES      N Y SHS NEW     904784709  11,649,166     412652  SH          SOLE                 412652
UNITED TECHNOLOGIES CORP      COM             913017109  16,091,513     221250  SH          SOLE                 221250
VULCAN MATLS CO               COM             929160109   2,565,207     61,634  SH          SOLE                  61634
WELLS FARGO & CO              COM             949746101   6,003,797     216353  SH          SOLE                 216353
ADOBE SYSTEMS INC             COM             00724F101  16,233,580    555,374  SH          SOLE                 555374
ANHEUSER BUSCH INBEV SA/NV    SPONSORED ADR   03524A108  12,513,748     238085  SH          SOLE                 238085
C H ROBINSON WORLDWIDE INC    COM NEW         12541W209   2,961,153     44,269  SH          SOLE                  44269
CISCO SYSTEMS                 COM             17275R102  16,232,567     674390  SH          SOLE                 674390
CORELOGIC INC COM             COM             21871D103  10,487,348    535,889  SH          SOLE                 535889
DUN & BRADSTREET CORP DEL     COM             26483E100  16,778,521    243,308  SH          SOLE                 243308
EXXON MOBIL CORPORATION       COM             30231G102  25,319,889     408583  SH          SOLE                 408583
FEDEX CORP                    COM             31428X106   9,548,161     111910  SH          SOLE                 111910
FIRST AMERN FINL CORP COM     COM             31847R102  22,758,693  1,532,572  SH          SOLE                1532572
MAXIM INTEGRATED PRODUCTS     COM             57772K101  16,206,939    913,067  SH          SOLE                 913067
MONSANTO CO                   COM             61166W101  19,877,406     328010  SH          SOLE                 328010
NETAPP INC                    COM             64110D104   2,524,271     58,554  SH          SOLE                  58554
NOVARTIS ADR                  SPONSORED ADR   66987V109  20,199,240     401815  SH          SOLE                 401815
ORACLE CORP                   COM             68389X105  18,544,574     760647  SH          SOLE                 760647
PRAXAIR INC                   COM             74005P104  13,815,881     157428  SH          SOLE                 157428
SBA COMMUNICATIONS CORP       COM             78388J106   6,172,934    171,518  SH          SOLE                 171518
TARGET CORP                   COM             876120000  13,895,303    265,583  SH          SOLE                 265583
WEATHERFORD INTERNATIONAL     REG             H27013103   2,156,620    130,467  SH          SOLE                 130467
FOSTER WHEELER AG COM         COM             H27178104   3,135,420    132,475  SH          SOLE                 132475
NOBLE CORPORATION             NAMEN -AKT      H5833N103   2,971,491     86,306  SH          SOLE                  86306